Allowance for Loan Losses and Impaired Loans (Impaired Loans) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	[1]	$ 3,722	$ 4,355
Unpaid principal balance, with no related allowance		3,782	4,355
Average recorded investment, with no related allowance		4,101	5,472
Interest income recognized, with no related allowance		20	50
Recorded investment, with allowance	[1]	8,601	8,965
Unpaid principal balance, with allowance		8,921	9,263
Related allowance		394	556
Average recorded investment, with allowance		10,262	9,735
Interest income recognized, with allowance		603	451
Recorded investment, totals	[1]	12,323	13,320
Unpaid principal balance, totals		12,703	13,618
Related allowance, totals		394	556
Average recorded investment, totals		14,363	15,207
Interest income recognized, totals		623	501
Construction and Development
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	[1]	0	581
Unpaid principal balance, with no related allowance		0	581
Average recorded investment, with no related allowance		0	840
Interest income recognized, with no related allowance		0	17
Recorded investment, with allowance	[1]	361	193
Unpaid principal balance, with allowance		361	193
Related allowance		16	10
Average recorded investment, with allowance		718	201
Interest income recognized, with allowance		111	16
Recorded investment, totals	[1]	361	774
Unpaid principal balance, totals		361	774
Related allowance, totals		16	10
Average recorded investment, totals		718	1,041
Interest income recognized, totals		111	33
Farmland
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	[1]	3,422	3,660
Unpaid principal balance, with no related allowance		3,456	3,660
Average recorded investment, with no related allowance		3,774	4,170
Interest income recognized, with no related allowance		10	18
Recorded investment, with allowance	[1]	1,936	1,679
Unpaid principal balance, with allowance		1,936	1,679
Related allowance		58	73
Average recorded investment, with allowance		2,224	1,705
Interest income recognized, with allowance		135	84
Recorded investment, totals	[1]	5,358	5,339
Unpaid principal balance, totals		5,392	5,339
Related allowance, totals		58	73
Average recorded investment, totals		5,998	5,875
Interest income recognized, totals		145	102
Residential
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	[1]	300
Unpaid principal balance, with no related allowance		300
Average recorded investment, with no related allowance		300	347
Interest income recognized, with no related allowance		8	10
Recorded investment, with allowance	[1]	5,647	6,138
Unpaid principal balance, with allowance		5,832	6,300
Related allowance		284	423
Average recorded investment, with allowance		6,209	6,629
Interest income recognized, with allowance		290	302
Recorded investment, totals	[1]	5,947	6,138
Unpaid principal balance, totals		6,132	6,300
Related allowance, totals		284	423
Average recorded investment, totals		6,509	6,976
Interest income recognized, totals		298	312
Commercial Mortgage
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	[1]	0	114
Unpaid principal balance, with no related allowance		0	114
Average recorded investment, with no related allowance		0	115
Interest income recognized, with no related allowance		0	4
Recorded investment, with allowance	[1]	602	838
Unpaid principal balance, with allowance		737	974
Related allowance		33	44
Average recorded investment, with allowance		1,020	1,035
Interest income recognized, with allowance		54	39
Recorded investment, totals	[1]	602	952
Unpaid principal balance, totals		737	1,088
Related allowance, totals		33	44
Average recorded investment, totals		1,020	1,150
Interest income recognized, totals		54	43
Commercial & agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	[1]	0
Unpaid principal balance, with no related allowance		26
Average recorded investment, with no related allowance		27
Interest income recognized, with no related allowance		0
Recorded investment, with allowance	[1]	55	113
Unpaid principal balance, with allowance		55	113
Related allowance		3	6
Average recorded investment, with allowance		89	155
Interest income recognized, with allowance		13	9
Recorded investment, totals	[1]	55	113
Unpaid principal balance, totals		81	113
Related allowance, totals		3	6
Average recorded investment, totals		116	155
Interest income recognized, totals		13	9
Consumer & Other
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	[1]	0
Unpaid principal balance, with no related allowance		0
Average recorded investment, with no related allowance		0
Interest income recognized, with no related allowance		2	1
Recorded investment, with allowance	[1]	0	4
Unpaid principal balance, with allowance		0	4
Related allowance		0
Average recorded investment, with allowance		2	10
Interest income recognized, with allowance		0	1
Recorded investment, totals	[1]	0	4
Unpaid principal balance, totals		0	4
Related allowance, totals		0
Average recorded investment, totals		2	10
Interest income recognized, totals		$ 2	$ 2

[1]	Recorded investment is the loan balance, net of any charge-offs